Risk and sensitivity analysis - US, equity price sensitivity (Details) - Jackson (US insurance operations) - Equity price risk - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
20% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Profit before tax, (net of related changes in amortisation of DAC), decrease in assumption	$ 964	$ 1,347
Related deferred tax, decrease in assumption	(202)	(282)
Net effect on profit and shareholders' equity, decrease in assumption	$ 762	$ 1,065
Reasonably possible increase in assumption (as a percent)	20.00%	20.00%
Profit before tax, (net of related changes in amortisation of DAC), increase in assumption	$ 1,848	$ 74
Related deferred tax, increase in assumption	(388)	(15)
Net effect on profit and shareholders' equity, increase in assumption	$ 1,460	$ 59
10% change
Risk and sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	10.00%	10.00%
Profit before tax, (net of related changes in amortisation of DAC), decrease in assumption	$ 256	$ 544
Related deferred tax, decrease in assumption	(54)	(115)
Net effect on profit and shareholders' equity, decrease in assumption	$ 202	$ 429
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Profit before tax, (net of related changes in amortisation of DAC), increase in assumption	$ 770	$ (159)
Related deferred tax, increase in assumption	(162)	33
Net effect on profit and shareholders' equity, increase in assumption	$ 608	$ (126)